MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
MARKETABLE SECURITIES
Schedule of marketable securities

Titles	12/31/2020	12/31/2019
Current
LTN (Letra do Tesouro Nacional) *	8,697,929	6,153,559
NTN-F (Nota do Tesouro Nacional) *	1,727,775	504,418
LFT (Letra Financeira do Tesouro) *	100,928	172,670
Fixed Income Securities *	1,995,010	1,508,272
Buyback Transactions	641,878	1,841,299
Other	506,538	155,477
Restricted Securities
Southeast and Midwest Energy Fund (a)	253,731	—
Northeast Energy Fund (b)	115,569	90,675
	14,039,358	10,426,370
Non-current
Participation Certificates (c)	320,299	372,841
Other	2,937	34,230
	323,236	407,071

Total	14,362,594	10,833,441

*   Securities with a prefixed index.